Regulated Operations	12 Months Ended
Sep. 30, 2015
Regulated Operations [Abstract]
Regulated Operations
REGULATED OPERATIONS

Washington Gas accounts for its regulated operations in accordance with ASC Topic 980. This standard includes accounting principles for companies whose rates are determined by independent third party regulators. When setting rates, regulators may require us to record expense in different periods than may be appropriate for unregulated enterprises. When this occurs, Washington Gas defers the associated costs as assets (regulatory assets) on its balance sheet and records them as expenses on its income statement as it collects the revenues designed to recover these costs through customers’ rates. Further, regulators can also impose liabilities upon a company for amounts previously collected from customers and for future outflows that are expected to be incurred in the future (regulatory liabilities).
When Washington Gas files a request with certain regulatory commissions to modify customers’ rates, it is permitted to charge customers new rates, subject to refund, until the regulatory commission renders a final decision on the amount of the authorized change in rates. During this interim period, Washington Gas records a provision for a rate refund regulatory liability based on the difference between the amount it collects in rates and the amount it expects to recover from a final regulatory decision. Similarly, Washington Gas periodically records provisions for rate refunds related to other transactions. Actual results for these regulatory contingencies are often difficult to predict and could differ significantly from the estimates reflected in the financial statements. Refer to Note 13—Commitments and Contingencies for further discussion of regulatory matters and related contingencies.
At September 30, 2015 and 2014, we recorded the following regulatory assets and liabilities on our balance sheets. These assets and liabilities will be recognized as revenues or expenses in future periods as they are reflected in customers’ rates.

Regulatory Assets and Liabilities
(In millions)	Regulatory Assets		Regulatory Liabilities
September 30,	2015	2014	2015	2014
Current:
Gas costs due from/to customers(a)	$1.7	$—	$22.6	$16.2
Interruptible sharing(a)	3.3	3.4	2.6	—
Revenue normalization mechanisms for Maryland and Virginia(a)	—	—	8.4	5.5
Plant recovery mechanisms	0.8	0.4	1.0	0.9
Total current	$5.8	$3.8	$34.6	$22.6
Deferred:
Accrued asset removal costs	$—	$—	$325.5	$327.4
Deferred gas costs(a)	190.7	191.3	—	—
Pension and other post-retirement benefits
Other post-retirement benefit costs—trackers(b)	0.1	—	—	—
Deferred pension costs—trackers(b)	38.0	45.1	—	—
ASC Topic 715 unrecognized costs/income(a)(c)
Pensions	173.9	147.9	—	—
Other post-retirement benefits	—	—	104.4	86.4
Total pension and other post-retirement benefits	212.0	193.0	104.4	86.4
Other
Income tax-related amounts due from/to customers(d)	31.7	30.4	4.2	4.8
Losses/gains on issuance and extinguishments of debt and interest-rate derivative instruments(a)(e)	11.1	12.0	1.6	1.7
Deferred gain on sale of assets(a)	—	—	1.4	1.4
Rights-of-way fees(a)	1.6	1.5	—	—
Business process outsourcing and related costs (a)	2.7	1.0	—	—
Nonretirement postemployment benefits(a)(f)	18.9	16.3	—	—
Deferred integrity management expenditures(a)(g)	5.1	2.7	—	—
Recoverable portion of abandoned LNG facility(a)	5.0	5.6	—	—
Environmental response costs(a,h)	1.8	0.6	—	—
Other regulatory expenses(a)	2.1	1.5	9.9	9.7
Total other	$80.0	$71.6	$17.1	$17.6
Total deferred	$482.7	$455.9	$447.0	$431.4
Total	$488.5	$459.7	$481.6	$454.0
(a) Washington Gas does not earn its overall rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.
(b) Relates to the District of Columbia jurisdiction.
(c) Refer to Note 10-Pension and Other Post-Retirement Benefit Plans for a further discussion of these amounts.
(d) This balance represents amounts due from customers for deferred tax liabilities related to tax benefits on deduction flowed directly to customers prior to the adoption of income tax normalization for ratemaking purposes.
(e) The losses or gains on the issuance and extinguishment of debt and interest-rate derivative instruments include unamortized balances from transactions executed in prior fiscal years. These transactions create gains and losses that are amortized over the remaining life of the debt as prescribed by regulatory accounting requirements.
(f) Represents the timing difference between the recognition of workers compensation and short-term disability costs in accordance with generally accepted accounting principles and the way these costs are recovered through rates.
(g) This balance represents amounts for deferred expenditures associated with Washington Gas’ Distribution Integrity Management Program (DIMP) in Virginia.
(h) This balance represents allowed remediation expenditures at Washington Gas sites to be recovered through rates for Maryland and the District of Columbia. The recovery period is over several years.
As required by ASC Topic 980, Washington Gas monitors its regulatory and competitive environment to determine whether the recovery of its regulatory assets remains probable. If Washington Gas were to determine that recovery of these assets is no longer probable, it would write off the assets against earnings. We have determined that ASC Topic 980 continues to apply to our regulated operations, and the recovery of our regulatory assets at September 30, 2015 is probable.